Employee Benefit Plans (Components of Net Periodic Pension Cost) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Benefit Plans [Abstract]
Service cost during the year		$ 222	$ 192
Interest cost on projected benefit obligation	395	451	479
Expected return on plan assets	(561)	(591)	(631)
Net amortization	(1)	56	(2)
Recognized net actuarial loss	203	296	152
Net periodic benefit cost	36	434	190
Net loss (gain)	(1,782)	(952)	1,990
Amortization of net loss	(203)	(296)	(152)
Net amortization (accretion)	1	(56)	2
Total recognized in other comprehensive loss (income)	(1,984)	(1,304)	1,840
Total recognized in net periodic benefit cost and other comprehensive loss (income)	$ (1,948)	$ (870)	$ 2,030